Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets
Intangible assets

(In $ million)	Goodwill	Trademarks	Customer relationships	Technology & software	Other	Total
As of December 31, 2017
Cost	5,465	1,763	3,321	883	102	11,534
Accumulated amortization	—	(83)	(1,189)	(573)	(24)	(1,869)
Accumulated impairment losses	—	—	—	—	(6)	(6)
Carrying amount as of December 31, 2017	5,465	1,680	2,132	310	72	9,659
As of December 31, 2016
Cost	5,431	1,763	3,357	878	103	11,532
Accumulated amortization	—	(79)	(1,035)	(493)	(22)	(1,629)
Accumulated impairment losses	—	—	—	—	(1)	(1)
Carrying amount as of December 31, 2016	5,431	1,684	2,322	385	80	9,902
Carrying amount as of January 1, 2017	5,431	1,684	2,322	385	80	9,902
Additions	—	—	—	10	2	12
Disposals	(1)	—	—	(4)	—	(5)
Amortization for the year	—	(4)	(168)	(80)	(3)	(255)
Impairment losses	—	—	—	—	(5)	(5)
Transfers to assets held for sale	19	—	(42)	—	(2)	(25)
Other transfers	—	—	—	(1)	—	(1)
Effect of movements in exchange rates	16	—	20	—	—	36
Carrying amount as of December 31, 2017	5,465	1,680	2,132	310	72	9,659
Carrying amount as of January 1, 2016	5,447	1,689	2,512	463	81	10,192
Additions	—	—	—	2	2	4
Disposals	(5)	—	—	—	—	(5)
Amortization for the year	—	(5)	(174)	(80)	(3)	(262)
Impairment losses	(1)	—	(1)	—	—	(2)
Effect of movements in exchange rates	(10)	—	(15)	—	—	(25)
Carrying amount as of December 31, 2016	5,431	1,684	2,322	385	80	9,902

Disclosure of amortization expense
Amortization expense related to intangible assets is recognized in the following components in the statements of comprehensive income:

	For the year ended December 31,
(In $ million)	2017	2016	2015
Cost of sales	42	41	42
General and administration expenses	213	221	209
Total amortization expense	255	262	251

Disclosure of intangible assets with indefinite useful life
The aggregate carrying amounts of goodwill and indefinite life intangible assets allocated to each segment for purposes of impairment testing are as follows:

	As of December 31,
	2017			2016
(In $ million)	Goodwill	Trademarks	Other	Goodwill	Trademarks	Other
Reynolds Consumer Products	1,913	850	—	1,913	850	—
Pactiv Foodservice	1,697	526	59	1,689	526	63
Graham Packaging	1,412	251	—	1,410	251	—
Evergreen	67	34	—	67	34	—
Closures	376	—	—	352	—	—
Total	5,465	1,661	59	5,431	1,661	63